Loan Servicing Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loan Servicing Assets [Abstract]
Servicing assets at amortized cost, Balance	$ 2,222	$ 1,797	$ 855
Servicing assets at fair value, Balance	3,418	2,893	2,893
Servicing asset at amortized value, Origination	762	914	1,463
Servicing asset at amortized value, Amortization	(495)	(489)	521
Servicing assets at amortized cost, Balance	2,489	2,222	1,797
Servicing assets at fair value, Balance	$ 3,244	$ 3,418	$ 2,893